Consolidated Statements of Operations and Comprehensive Loss $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($) $ / shares	Dec. 31, 2021 CAD ($) $ / shares
Consolidated Statements of Operations and Comprehensive Loss [Abstract]
Revenue	$ 150,682	$ 173,774
Cost of revenue	(175,649)	(84,976)
Gross (loss) profit	(24,967)	88,798
General and administrative expenses	(49,821)	(40,265)
Gain on disposition of digital assets	0	182
Impairment of mining infrastructure and servers	(113,876)	0
Operating (loss) income	(188,664)	48,715
Foreign exchange loss	(1,276)	(3,143)
Finance expense	(7,592)	(1,355)
Finance income	922	2,853
Amortization	(648)	0
Gain (loss) on revaluation of warrant liability	98,810	(114,161)
Net loss before tax and revaluation on digital assets	(98,448)	(67,091)
Loss on revaluation of digital assets	(134,772)	0
Deferred income tax expense	(9,593)	(5,620)
Net loss	(242,813)	(72,711)
Other comprehensive income
Revaluation (loss) gain on digital assets, net of taxes	(103,540)	57,859
Total comprehensive loss	$ (346,353)	$ (14,852)
Loss per share:
Basic (in dollars per share) | (per share)	$ (1.29)	$ (0.54)
Diluted (in dollars per share) | (per share)	$ (1.29)	$ (0.54)